Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (510)	$ (169)	$ (340)
Payroll and related benefits	(176)	(156)	(137)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(4,734)	(4,124)	(4,563)
Social security contributions	(670)	(582)	(683)
Other personnel cost	(706)	(637)	(678)
Pension expense for defined benefit plans	(176)	(218)	(193)
Share-based payment expense	(510)	(169)	(340)
Contributions to defined contribution plans	(147)	(91)	(101)
Payroll and related benefits	$ (6,944)	$ (5,821)	$ (6,558)